RESEARCH AND DEVELOPMENT - Schedule of Research and Development Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Product related research and development	$ 420	$ 434	$ 376
Quality assurance	32	37	37
Research and development	$ 452	$ 471	$ 413